UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report
March 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary March 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

Microsoft Corp.	9.1
NVIDIA Corp.	5.9
Amazon.com, Inc.	5.1
Alphabet, Inc. Class C	3.7
Meta Platforms, Inc. Class A	3.5
Eaton Corp. PLC	2.8
Eli Lilly & Co.	2.5
Boston Scientific Corp.	2.1
Marvell Technology, Inc.	2.0
MasterCard, Inc. Class A	1.8
38.5

Market Sectors (% of Fund's net assets)

Information Technology	27.5
Financials	17.0
Industrials	14.1
Health Care	11.9
Consumer Discretionary	11.3
Communication Services	9.0
Materials	3.9
Energy	2.7
Consumer Staples	1.3
Real Estate	0.5
Utilities	0.3

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments March 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Entertainment - 1.5%
Netflix, Inc. (a)	28,400	17,248,172
Roblox Corp. (a)	66,700	2,546,606
Spotify Technology SA (a)	14,300	3,773,770
The Walt Disney Co.	196,000	23,982,560
TKO Group Holdings, Inc.	10,200	881,382
Universal Music Group NV	103,700	3,117,377
		51,549,867
Interactive Media & Services - 7.2%
Alphabet, Inc. Class C (a)	812,360	123,689,934
Meta Platforms, Inc. Class A	236,931	115,048,955
Reddit, Inc. Class B (h)	3,500	172,620
		238,911,509
Media - 0.2%
Comcast Corp. Class A	129,200	5,600,820
TOTAL COMMUNICATION SERVICES		296,062,196
CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.3%
General Motors Co.	202,200	9,169,770
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	933,500	168,384,730
Etsy, Inc. (a)	29,700	2,040,984
		170,425,714
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	172,800	28,505,088
Compass Group PLC	74,105	2,173,180
Domino's Pizza, Inc.	7,600	3,776,288
Draftkings Holdings, Inc. (a)	23,300	1,058,053
Hilton Worldwide Holdings, Inc.	100,784	21,498,235
		57,010,844
Household Durables - 0.3%
D.R. Horton, Inc.	52,400	8,622,420
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	55,500	6,955,815
Lowe's Companies, Inc.	178,100	45,367,413
Revolve Group, Inc. (a)	24,200	512,314
RH (a)	19,300	6,721,418
The Home Depot, Inc.	19,800	7,595,280
TJX Companies, Inc.	252,440	25,602,465
		92,754,705
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	208,600	23,863,944
Canva, Inc. Class A (b)(c)	2,100	2,239,986
Moncler SpA	13,867	1,035,345
On Holding AG (a)	6,700	237,046
Ralph Lauren Corp.	44,800	8,411,648
Tory Burch LLC (b)(c)(d)	28,846	1,221,905
		37,009,874
TOTAL CONSUMER DISCRETIONARY		374,993,327
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Monster Beverage Corp. (a)	120,680	7,153,910
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. (a)	20,500	2,729,575
Performance Food Group Co. (a)	31,200	2,328,768
Target Corp.	43,100	7,637,751
Walmart, Inc.	74,400	4,476,648
		17,172,742
Household Products - 0.2%
The Clorox Co.	46,100	7,058,371
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	39,400	6,073,510
Kenvue, Inc.	240,100	5,152,546
		11,226,056
TOTAL CONSUMER STAPLES		42,611,079
ENERGY - 2.7%
Energy Equipment & Services - 1.5%
Baker Hughes Co. Class A	613,000	20,535,500
Schlumberger Ltd.	352,700	19,331,487
TechnipFMC PLC	390,800	9,812,988
		49,679,975
Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd.	203,400	15,516,664
Cenovus Energy, Inc. (Canada)	118,500	2,369,125
Hess Corp.	25,295	3,861,029
Imperial Oil Ltd.	76,000	5,242,289
ONEOK, Inc.	12,600	1,010,142
Shell PLC ADR	162,600	10,900,704
		38,899,953
TOTAL ENERGY		88,579,928
FINANCIALS - 17.0%
Banks - 3.0%
Citigroup, Inc.	64,300	4,066,332
JPMorgan Chase & Co.	143,800	28,803,140
PNC Financial Services Group, Inc.	73,900	11,942,240
Starling Bank Ltd. Series D (a)(b)(c)	879,300	3,694,784
U.S. Bancorp	308,700	13,798,890
UniCredit SpA	74,800	2,841,905
Wells Fargo & Co.	599,600	34,752,816
		99,900,107
Capital Markets - 5.7%
Ares Management Corp.	231,600	30,798,168
BlackRock, Inc. Class A	24,400	20,342,280
Blue Owl Capital, Inc. Class A	595,900	11,238,674
Carlyle Group LP	43,200	2,026,512
Cboe Global Markets, Inc.	40,600	7,459,438
CME Group, Inc.	78,200	16,835,678
Deutsche Borse AG	14,700	3,011,528
Goldman Sachs Group, Inc.	55,700	23,265,333
Intercontinental Exchange, Inc.	87,400	12,011,382
KKR & Co. LP	204,700	20,588,726
London Stock Exchange Group PLC	117,600	14,067,978
Moody's Corp.	21,900	8,607,357
Morgan Stanley	112,900	10,630,664
Raymond James Financial, Inc.	19,400	2,491,348
UBS Group AG	101,100	3,105,792
XP, Inc. Class A	78,700	2,019,442
		188,500,300
Consumer Finance - 0.5%
American Express Co.	15,200	3,460,888
Capital One Financial Corp.	97,000	14,442,330
		17,903,218
Financial Services - 5.4%
Apollo Global Management, Inc.	390,600	43,922,970
Berkshire Hathaway, Inc. Class B (a)	37,145	15,620,215
Block, Inc. Class A (a)	97,500	8,246,550
Corpay, Inc. (a)	5,500	1,696,970
Global Payments, Inc.	85,600	11,441,296
MasterCard, Inc. Class A	123,459	59,454,151
Visa, Inc. Class A	139,500	38,931,660
		179,313,812
Insurance - 2.4%
Arthur J. Gallagher & Co.	53,054	13,265,622
Chubb Ltd.	84,200	21,818,746
Globe Life, Inc.	16,100	1,873,557
Hartford Financial Services Group, Inc.	151,100	15,570,855
Marsh & McLennan Companies, Inc.	52,200	10,752,156
The Travelers Companies, Inc.	67,942	15,636,172
		78,917,108
TOTAL FINANCIALS		564,534,545
HEALTH CARE - 11.9%
Biotechnology - 2.0%
Legend Biotech Corp. ADR (a)	46,600	2,613,794
Madrigal Pharmaceuticals, Inc. (a)	9,300	2,483,472
Moderna, Inc. (a)	180,600	19,244,736
Nuvalent, Inc. Class A (a)	18,800	1,411,692
Regeneron Pharmaceuticals, Inc. (a)	41,455	39,900,023
		65,653,717
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	86,000	3,675,640
Boston Scientific Corp. (a)	1,012,337	69,334,961
DexCom, Inc. (a)	7,000	970,900
Edwards Lifesciences Corp. (a)	103,300	9,871,348
Glaukos Corp. (a)	61,400	5,789,406
Intuitive Surgical, Inc. (a)	33,900	13,529,151
Stryker Corp.	18,349	6,566,557
		109,737,963
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	20,900	2,338,710
Centene Corp. (a)	195,700	15,358,536
CVS Health Corp.	167,800	13,383,728
UnitedHealth Group, Inc.	71,008	35,127,658
		66,208,632
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	60,100	8,745,151
Bruker Corp.	16,500	1,550,010
Danaher Corp.	58,000	14,483,760
Thermo Fisher Scientific, Inc.	8,633	5,017,586
		29,796,507
Pharmaceuticals - 3.7%
Eli Lilly & Co.	106,638	82,960,098
Merck & Co., Inc.	235,100	31,021,445
Novo Nordisk A/S Series B	84,400	10,830,114
		124,811,657
TOTAL HEALTH CARE		396,208,476
INDUSTRIALS - 14.1%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	4,000	410,480
General Dynamics Corp.	47,300	13,361,777
Howmet Aerospace, Inc.	106,200	7,267,266
Spirit AeroSystems Holdings, Inc. Class A (a)	9,500	342,665
The Boeing Co. (a)	187,403	36,166,905
TransDigm Group, Inc.	6,100	7,512,760
		65,061,853
Air Freight & Logistics - 0.4%
FedEx Corp.	47,900	13,878,546
Building Products - 1.8%
Carrier Global Corp.	63,200	3,673,816
Trane Technologies PLC	188,049	56,452,310
		60,126,126
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	46,300	869,051
Cintas Corp.	16,610	11,411,568
Republic Services, Inc.	2,100	402,024
		12,682,643
Construction & Engineering - 0.4%
Fluor Corp. (a)	306,100	12,941,908
Electrical Equipment - 3.9%
Eaton Corp. PLC	296,900	92,834,692
Hubbell, Inc. Class B	38,700	16,062,435
Nextracker, Inc. Class A (a)	229,146	12,894,045
Prysmian SpA	151,500	7,912,073
		129,703,245
Ground Transportation - 1.0%
Lyft, Inc. (a)	238,300	4,611,105
Uber Technologies, Inc. (a)	370,372	28,514,940
		33,126,045
Industrial Conglomerates - 1.4%
General Electric Co.	260,800	45,778,224
Machinery - 1.2%
Caterpillar, Inc.	77,500	28,398,325
PACCAR, Inc.	31,800	3,939,702
Parker Hannifin Corp.	10,400	5,780,216
Pentair PLC	42,600	3,639,744
		41,757,987
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	37,700	1,620,723
Delta Air Lines, Inc.	12,200	584,014
		2,204,737
Professional Services - 0.2%
Equifax, Inc.	13,500	3,611,520
Leidos Holdings, Inc.	20,600	2,700,454
RELX PLC (London Stock Exchange)	22,900	987,338
		7,299,312
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	11,200	2,212,560
Ferguson PLC	19,100	4,172,013
United Rentals, Inc.	35,000	25,238,850
W.W. Grainger, Inc.	8,300	8,443,590
Watsco, Inc.	10,300	4,449,291
		44,516,304
TOTAL INDUSTRIALS		469,076,930
INFORMATION TECHNOLOGY - 27.3%
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	163,300	18,836,655
Flex Ltd. (a)	243,700	6,972,257
Jabil, Inc.	82,700	11,077,665
		36,886,577
IT Services - 1.1%
Accenture PLC Class A	46,723	16,194,659
IBM Corp.	8,300	1,584,968
Shopify, Inc. Class A (a)	245,000	18,906,650
X Holdings Corp. Class A (b)(c)	22,870	614,060
		37,300,337
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (a)	76,000	13,717,240
Applied Materials, Inc.	19,000	3,918,370
ASML Holding NV (depository receipt)	34,400	33,384,168
Astera Labs, Inc.	6,000	445,140
GlobalFoundries, Inc. (a)	55,800	2,907,738
Marvell Technology, Inc.	914,348	64,808,986
Micron Technology, Inc.	124,200	14,641,938
Monolithic Power Systems, Inc.	4,000	2,709,680
NVIDIA Corp.	215,400	194,626,824
NXP Semiconductors NV	29,600	7,333,992
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	208,000	28,298,400
Universal Display Corp.	75,600	12,734,820
		379,527,296
Software - 12.0%
Autodesk, Inc. (a)	34,700	9,036,574
CoreWeave, Inc. (b)(c)	4,162	1,624,054
Dynatrace, Inc. (a)	64,136	2,978,476
Fair Isaac Corp. (a)	3,700	4,623,557
HubSpot, Inc. (a)	12,500	7,832,000
Intuit, Inc.	12,500	8,125,000
Microsoft Corp.	720,513	303,134,228
Salesforce, Inc.	86,095	25,930,092
Synopsys, Inc. (a)	29,600	16,916,400
UiPath, Inc. Class A (a)	435,300	9,868,251
Workday, Inc. Class A (a)	10,800	2,945,700
Zoom Video Communications, Inc. Class A (a)	61,900	4,046,403
		397,060,735
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	321,455	55,123,103
Samsung Electronics Co. Ltd.	15,000	918,106
		56,041,209
TOTAL INFORMATION TECHNOLOGY		906,816,154
MATERIALS - 3.9%
Chemicals - 2.3%
Celanese Corp. Class A	6,000	1,031,160
Linde PLC	111,890	51,952,765
Sherwin-Williams Co.	62,066	21,557,384
		74,541,309
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	24,300	14,918,742
Vulcan Materials Co.	18,400	5,021,728
		19,940,470
Containers & Packaging - 0.1%
Ball Corp.	69,900	4,708,464
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd. (United States)	17,200	1,025,980
Freeport-McMoRan, Inc.	521,000	24,497,420
Gold Fields Ltd. sponsored ADR (e)	207,100	3,290,819
		28,814,219
TOTAL MATERIALS		128,004,462
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Prologis, Inc.	19,600	2,552,312
Public Storage	32,400	9,397,944
		11,950,256
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	54,600	2,663,388
TOTAL REAL ESTATE		14,613,644
UTILITIES - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp.	37,700	6,968,845
NextEra Energy, Inc.	42,100	2,690,611
Southern Co.	17,800	1,276,972
		10,936,428
TOTAL COMMON STOCKS (Cost $1,963,572,402)		3,292,437,169

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	17,226	3,970,076
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(b)(c)	165,574	918,936
Series F (a)(b)(c)	265,105	1,834,527
		2,753,463
Software - 0.1%
Evozyne, Inc. Series A (a)(b)(c)	20,000	337,600
Moloco, Inc. Series A (b)(c)	100,208	4,480,300
		4,817,900
TOTAL INFORMATION TECHNOLOGY		7,571,363
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,800,105)		11,541,439

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	22,445,942	22,450,431
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,690,931	2,691,200
TOTAL MONEY MARKET FUNDS (Cost $25,141,631)		25,141,631

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,007,514,138)	3,329,120,239
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(10,029,325)
NET ASSETS - 100.0%	3,319,090,914

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,936,228 or 0.6% of net assets.

(c)	Level 3 security
(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $172,620 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525

Canva, Inc. Class A	3/18/24	2,239,988

CoreWeave, Inc.	11/29/23	1,289,637

Evozyne, Inc. Series A	4/09/21	449,400

Moloco, Inc. Series A	6/26/23	6,012,480

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,039,212

X Holdings Corp. Class A	10/25/22	2,287,000

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	46,932,472	207,169,099	231,651,140	962,316	-	-	22,450,431	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,132,389	30,373,245	28,814,434	1,153	-	-	2,691,200	0.0%
Total	48,064,861	237,542,344	260,465,574	963,469	-	-	25,141,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	300,032,272	292,944,819	3,117,377	3,970,076
Consumer Discretionary	374,993,327	371,531,436	-	3,461,891
Consumer Staples	42,611,079	42,611,079	-	-
Energy	88,579,928	88,579,928	-	-
Financials	564,534,545	560,839,761	-	3,694,784
Health Care	396,208,476	396,208,476	-	-
Industrials	469,076,930	469,076,930	-	-
Information Technology	914,387,517	904,578,040	-	9,809,477
Materials	128,004,462	128,004,462	-	-
Real Estate	14,613,644	14,613,644	-	-
Utilities	10,936,428	10,936,428	-	-

Money Market Funds	25,141,631	25,141,631	-	-
Total Investments in Securities:	3,329,120,239	3,305,066,634	3,117,377	20,936,228
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,672,698) - See accompanying schedule:
Unaffiliated issuers (cost $1,982,372,507)	$3,303,978,608
Fidelity Central Funds (cost $25,141,631)	25,141,631

Total Investment in Securities (cost $2,007,514,138)		$3,329,120,239
Cash		442,780
Restricted cash		137,422
Receivable for investments sold		30,608,624
Receivable for fund shares sold		810,011
Dividends receivable		1,597,664
Distributions receivable from Fidelity Central Funds		78,835
Prepaid expenses		1,379
Other receivables		14,197
Total assets		3,362,811,151
Liabilities
Payable to custodian bank	$631
Payable for investments purchased	37,491,963
Payable for fund shares redeemed	2,134,846
Accrued management fee	1,164,217
Distribution and service plan fees payable	158,126
Other payables and accrued expenses	79,254
Collateral on securities loaned	2,691,200
Total liabilities		43,720,237
Net Assets		$3,319,090,914
Net Assets consist of:
Paid in capital		$1,865,968,281
Total accumulated earnings (loss)		1,453,122,633
Net Assets		$3,319,090,914

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($2,520,058,589 ÷ 68,728,409 shares)		$36.67
Class A :
Net Asset Value and redemption price per share ($503,607,636 ÷ 14,357,098 shares)(a)		$35.08
Maximum offering price per share (100/94.25 of $35.08)		$37.22
Class M :
Net Asset Value and redemption price per share ($62,945,333 ÷ 1,820,994 shares)(a)		$34.57
Maximum offering price per share (100/96.50 of $34.57)		$35.82
Class C :
Net Asset Value and offering price per share ($35,555,492 ÷ 1,093,146 shares)(a)		$32.53
Class I :
Net Asset Value, offering price and redemption price per share ($141,451,883 ÷ 3,658,598 shares)		$38.66
Class Z :
Net Asset Value, offering price and redemption price per share ($55,471,981 ÷ 1,456,159 shares)		$38.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$13,346,029
Income from Fidelity Central Funds (including $1,153 from security lending)		963,469
Total income		14,309,498
Expenses
Management fee	$5,849,182
Transfer agent fees	851,142
Distribution and service plan fees	840,310
Accounting fees	311,333
Custodian fees and expenses	34,993
Independent trustees' fees and expenses	7,104
Registration fees	43,479
Audit	48,106
Legal	6,105
Miscellaneous	6,545
Total expenses before reductions	7,998,299
Expense reductions	(590,179)
Total expenses after reductions		7,408,120
Net Investment income (loss)		6,901,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	134,528,998
Foreign currency transactions	(7,028)
Total net realized gain (loss)		134,521,970
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	600,789,605
Assets and liabilities in foreign currencies	3,615
Total change in net unrealized appreciation (depreciation)		600,793,220
Net gain (loss)		735,315,190
Net increase (decrease) in net assets resulting from operations		$742,216,568
Consolidated Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,901,378	$14,525,546
Net realized gain (loss)	134,521,970	94,405,531
Change in net unrealized appreciation (depreciation)	600,793,220	392,007,315
Net increase (decrease) in net assets resulting from operations	742,216,568	500,938,392
Distributions to shareholders	(99,367,111)	(196,467,573)

Share transactions - net increase (decrease)	32,770,028	71,602,216
Total increase (decrease) in net assets	675,619,485	376,073,035

Net Assets
Beginning of period	2,643,471,429	2,267,398,394
End of period	$3,319,090,914	$2,643,471,429

Consolidated Financial Highlights
Fidelity Advisor® Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.56	$26.24	$37.32	$30.57	$24.95	$28.95
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.26	.16	.20	.22
Net realized and unrealized gain (loss)	8.15	5.47	(5.43)	8.28	6.28	(1.33)
Total from investment operations	8.24	5.66	(5.17)	8.44	6.48	(1.11)
Distributions from net investment income	(.18)	(.22)	(.25) C	(.17)	(.22)	(.17)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)
Total distributions	(1.13)	(2.34) D	(5.91)	(1.69) D	(.86)	(2.89) D
Net asset value, end of period	$36.67	$29.56	$26.24	$37.32	$30.57	$24.95
Total Return E,F	28.51%	22.87%	(17.44)%	28.60%	26.50%	(2.68)% G
Ratios to Average Net Assets B,H,I
Expenses before reductions	.47% J	.55%	.55%	.55%	.57%	.57%
Expenses net of fee waivers, if any	.42 % J	.44%	.45%	.45%	.46%	.46%
Expenses net of all reductions	.42% J	.44%	.45%	.44%	.45%	.46%
Net investment income (loss)	.56% J	.65%	.80%	.47%	.74%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$2,520,059	$2,028,690	$1,791,079	$2,335,000	$1,935,829	$1,640,484
Portfolio turnover rate K	74 % J	85%	90%	75%	78%	95%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$28.28	$25.18	$36.04	$29.58	$24.17	$28.14
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.14	.04	.10	.12
Net realized and unrealized gain (loss)	7.81	5.25	(5.22)	8.01	6.08	(1.30)
Total from investment operations	7.84	5.33	(5.08)	8.05	6.18	(1.18)
Distributions from net investment income	(.09)	(.12)	(.12) C	(.07)	(.13)	(.08)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)
Total distributions	(1.04)	(2.23)	(5.78)	(1.59) D	(.77)	(2.79)
Net asset value, end of period	$35.08	$28.28	$25.18	$36.04	$29.58	$24.17
Total Return E,F,G	28.30%	22.46%	(17.76)%	28.17%	26.05%	(3.05)% H
Ratios to Average Net Assets B,I,J
Expenses before reductions	.80% K	.85%	.85%	.85%	.87%	.88%
Expenses net of fee waivers, if any	.77 % K	.79%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.77% K	.79%	.80%	.79%	.80%	.81%
Net investment income (loss)	.20% K	.30%	.45%	.12%	.38%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$503,608	$389,470	$318,997	$399,876	$314,622	$270,441
Portfolio turnover rate L	74 % K	85%	90%	75%	78%	95%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$24.82	$35.60	$29.27	$23.91	$27.86
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	.04	(.07)	.01	.04
Net realized and unrealized gain (loss)	7.69	5.18	(5.14)	7.93	6.02	(1.29)
Total from investment operations	7.67	5.17	(5.10)	7.86	6.03	(1.25)
Distributions from net investment income	-	(.02)	(.04) C	-	(.03)	-
Distributions from net realized gain	(.95)	(2.11)	(5.64) C	(1.53)	(.64)	(2.70)
Total distributions	(.95)	(2.14) D	(5.68)	(1.53)	(.67)	(2.70)
Net asset value, end of period	$34.57	$27.85	$24.82	$35.60	$29.27	$23.91
Total Return E,F,G	28.09%	22.03%	(18.02)%	27.74%	25.64%	(3.42)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.11% J	1.12%	1.12%	1.13%	1.17%	1.18%
Expenses net of fee waivers, if any	1.10 % J	1.12%	1.12%	1.13%	1.16%	1.18%
Expenses net of all reductions	1.10% J	1.12%	1.12%	1.12%	1.16%	1.18%
Net investment income (loss)	(.12)% J	(.02)%	.12%	(.21)%	.03%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$62,945	$49,711	$41,957	$53,062	$42,562	$38,382
Portfolio turnover rate K	74 % J	85%	90%	75%	78%	95%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.33	$23.67	$34.17	$28.30	$23.21	$27.13
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.15)	(.13)	(.25)	(.13)	(.09)
Net realized and unrealized gain (loss)	7.24	4.92	(4.91)	7.65	5.82	(1.25)
Total from investment operations	7.15	4.77	(5.04)	7.40	5.69	(1.34)
Distributions from net investment income	-	-	(.04) C	-	- D	-
Distributions from net realized gain	(.95)	(2.11)	(5.42) C	(1.53)	(.60)	(2.58)
Total distributions	(.95)	(2.11)	(5.46)	(1.53)	(.60)	(2.58)
Net asset value, end of period	$32.53	$26.33	$23.67	$34.17	$28.30	$23.21
Total Return E,F,G	27.73%	21.38%	(18.49)%	27.03%	24.87%	(3.92)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.64% J	1.69%	1.69%	1.70%	1.73%	1.74%
Expenses net of fee waivers, if any	1.63 % J	1.68%	1.69%	1.70%	1.73%	1.74%
Expenses net of all reductions	1.63% J	1.68%	1.69%	1.69%	1.72%	1.74%
Net investment income (loss)	(.65)% J	(.59)%	(.45)%	(.78)%	(.54)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,555	$27,192	$22,437	$32,096	$30,556	$29,785
Portfolio turnover rate K	74 % J	85%	90%	75%	78%	95%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.10	$27.49	$38.84	$31.75	$25.88	$29.91
Income from Investment Operations
Net investment income (loss) A,B	.07	.15	.22	.12	.16	.18
Net realized and unrealized gain (loss)	8.58	5.75	(5.71)	8.62	6.52	(1.36)
Total from investment operations	8.65	5.90	(5.49)	8.74	6.68	(1.18)
Distributions from net investment income	(.14)	(.18)	(.20) C	(.12)	(.18)	(.13)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)
Total distributions	(1.09)	(2.29)	(5.86)	(1.65)	(.81) D	(2.85) D
Net asset value, end of period	$38.66	$31.10	$27.49	$38.84	$31.75	$25.88
Total Return E,F	28.39%	22.70%	(17.57)%	28.43%	26.32%	(2.85)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.58% I	.59%	.59%	.59%	.61%	.62%
Expenses net of fee waivers, if any	.57 % I	.59%	.59%	.59%	.61%	.62%
Expenses net of all reductions	.57% I	.59%	.59%	.58%	.60%	.62%
Net investment income (loss)	.41% I	.51%	.65%	.33%	.59%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$141,452	$111,079	$75,626	$73,345	$58,886	$56,150
Portfolio turnover rate J	74 % I	85%	90%	75%	78%	95%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.67	$27.14	$38.41	$31.42	$25.62	$29.65
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.25	.16	.19	.21
Net realized and unrealized gain (loss)	8.45	5.68	(5.63)	8.51	6.46	(1.36)
Total from investment operations	8.54	5.86	(5.38)	8.67	6.65	(1.15)
Distributions from net investment income	(.17)	(.22)	(.23) C	(.16)	(.21)	(.17)
Distributions from net realized gain	(.95)	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)
Total distributions	(1.12)	(2.33)	(5.89)	(1.68) D	(.85)	(2.88)
Net asset value, end of period	$38.09	$30.67	$27.14	$38.41	$31.42	$25.62
Total Return E,F	28.46%	22.85%	(17.47)%	28.55%	26.47%	(2.74)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.48%	.48%	.48%	.49%	.50%
Expenses net of fee waivers, if any	.46 % I	.47%	.48%	.48%	.49%	.50%
Expenses net of all reductions	.46% I	.47%	.48%	.47%	.49%	.49%
Net investment income (loss)	.52% I	.62%	.77%	.44%	.70%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$55,472	$37,329	$17,302	$16,639	$12,284	$10,010
Portfolio turnover rate J	74 % I	85%	90%	75%	78%	95%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts,  ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$9,541

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,338,081,705
Gross unrealized depreciation	(18,310,174)
Net unrealized appreciation (depreciation)	$1,319,771,531
Tax cost	$2,009,348,708

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Diversified Stock Fund	1,359,327.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	1,066,081,756	1,113,629,363
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.40
Class A	.50
Class M	.57
Class C	.59
Class I	.55
Class Z	.43

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was.39%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	546,007	5,597
Class M	.25%	.25%	140,060	-
Class C	.75%	.25%	154,243	43,065
			840,310	48,662

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	52,483
Class M	3,021
Class C A	528
56,032

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class O	0.0100
Class A	0.1100
Class M	0.1861
Class C	0.2000
Class I	0.1602

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class O	462,221.05
Class A	228,993.13
Class M	42,470.19
Class C	27,357.22
Class I	82,495.16
Class Z	7,606.04
	851,142

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	0.0260

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified Stock Fund	18,629

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Diversified Stock Fund	48,900,584	55,790,262	409,517
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Diversified Stock Fund	3,781
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified Stock Fund	124	-	-
9. Expense Reductions.
Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver ($)
Class O	.01%	370,469
Class A	.11%	33,943

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,816. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	111

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $183,840.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Advisor Diversified Stock Fund
Distributions to shareholders
Class O	$76,992,583	$154,281,370
Class A	14,193,432	28,221,117
Class M	1,717,575	3,593,245
Class C	982,714	1,915,199
Class I	4,036,650	6,755,305
Class Z	1,444,157	1,701,337
Total	$ 99,367,111	$ 196,467,573
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2024	Year ended September 30, 2023	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Advisor Diversified Stock Fund
Class O
Shares sold	169,757	325,309	$5,387,390	$9,339,172
Reinvestment of distributions	2,115,120	5,205,884	66,626,272	134,051,504
Shares redeemed	(2,182,096)	(5,174,055)	(71,113,341)	(143,633,754)
Net increase (decrease)	102,781	357,138	$900,321	$(243,078)
Class A
Shares sold	960,070	1,625,740	$30,376,809	$44,177,246
Reinvestment of distributions	464,571	1,127,278	14,011,464	27,855,059
Shares redeemed	(837,381)	(1,650,632)	(26,009,616)	(44,684,185)
Net increase (decrease)	587,260	1,102,386	$18,378,657	$27,348,120
Class M
Shares sold	161,292	250,524	$5,016,544	$6,770,032
Reinvestment of distributions	57,589	146,709	1,713,269	3,578,243
Shares redeemed	(182,645)	(303,136)	(5,800,679)	(8,135,215)
Net increase (decrease)	36,236	94,097	$929,134	$2,213,060
Class C
Shares sold	176,338	318,929	$5,169,726	$8,182,208
Reinvestment of distributions	34,432	81,037	965,462	1,876,816
Shares redeemed	(150,432)	(315,056)	(4,412,735)	(7,967,842)
Net increase (decrease)	60,338	84,910	$1,722,453	$2,091,182
Class I
Shares sold	780,023	1,360,395	$26,488,504	$40,572,809
Reinvestment of distributions	106,611	210,392	3,542,668	5,705,837
Shares redeemed	(799,808)	(750,379)	(27,245,186)	(22,428,071)
Net increase (decrease)	86,826	820,408	$2,785,986	$23,850,575
Class Z
Shares sold	323,889	816,559	$10,961,687	$23,688,094
Reinvestment of distributions	39,704	58,613	1,299,502	1,566,132
Shares redeemed	(124,592)	(295,597)	(4,207,712)	(8,911,869)
Net increase (decrease)	239,001	579,575	$8,053,477	$16,342,357
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Advisor® Diversified Stock Fund
Class O	.42%
Actual		$ 1,000	$ 1,285.10	$ 2.40
Hypothetical-B		$ 1,000	$ 1,022.90	$ 2.12
Class A	.77%
Actual		$ 1,000	$ 1,283.00	$ 4.39
Hypothetical-B		$ 1,000	$ 1,021.15	$ 3.89
Class M	1.10%
Actual		$ 1,000	$ 1,280.90	$ 6.27
Hypothetical-B		$ 1,000	$ 1,019.50	$ 5.55
Class C	1.63%
Actual		$ 1,000	$ 1,277.30	$ 9.28
Hypothetical-B		$ 1,000	$ 1,016.85	$ 8.22
Class I	.57%
Actual		$ 1,000	$ 1,283.90	$ 3.25
Hypothetical-B		$ 1,000	$ 1,022.15	$ 2.88
Class Z **	.46%
Actual		$ 1,000	$ 1,284.60	$ 2.63
Hypothetical-B		$ 1,000	$ 1,022.70	$ 2.33

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Diversified Stock Fund
Class Z	.43%
Actual		$ 2.46
Hypothetical- B		$ 2.17

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Diversified Stock Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814747.118
ADESI-SANN-0524
Fidelity Advisor® Capital Development Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.8
Exxon Mobil Corp.	6.3
General Electric Co.	6.3
Wells Fargo & Co.	5.8
NVIDIA Corp.	3.1
Bank of America Corp.	2.7
Meta Platforms, Inc. Class A	2.7
Apple, Inc.	2.4
The Boeing Co.	2.3
Alphabet, Inc. Class A	1.9
41.3

Market Sectors (% of Fund's net assets)

Information Technology	20.8
Financials	17.4
Industrials	15.8
Health Care	12.3
Communication Services	10.0
Energy	9.7
Consumer Staples	5.4
Consumer Discretionary	3.6
Materials	2.1
Real Estate	0.9
Utilities	0.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	172,200	6,093,782
Entertainment - 1.0%
The Walt Disney Co.	198,100	24,239,516
Universal Music Group NV	745,600	22,413,850
		46,653,366
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (b)	572,400	86,392,332
Class C (b)	519,260	79,062,528
Match Group, Inc. (b)	307,700	11,163,356
Meta Platforms, Inc. Class A	249,839	121,316,822
Reddit, Inc. Class B (f)	5,200	256,464
Snap, Inc. Class A (b)	1,124,134	12,905,058
		311,096,560
Media - 2.1%
Charter Communications, Inc. Class A (b)	8,200	2,383,166
Comcast Corp. Class A	1,764,200	76,478,070
Interpublic Group of Companies, Inc.	476,600	15,551,458
		94,412,694
TOTAL COMMUNICATION SERVICES		458,256,402
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	241,500	2,644,425
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	28,500	5,140,830
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	14,200	51,515,896
Expedia Group, Inc. (b)	68,200	9,394,550
Marriott International, Inc. Class A	62,900	15,870,299
Starbucks Corp.	62,000	5,666,180
		82,446,925
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	85,100	11,138,739
Sony Group Corp. sponsored ADR (c)	44,500	3,815,430
Whirlpool Corp. (c)	21,400	2,560,082
		17,514,251
Specialty Retail - 1.1%
JD Sports Fashion PLC	2,974,200	5,047,777
Lowe's Companies, Inc.	161,800	41,215,314
RH (b)	10,700	3,726,382
		49,989,473
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	12,550	1,911,889
NIKE, Inc. Class B	33,200	3,120,136
		5,032,025
TOTAL CONSUMER DISCRETIONARY		162,767,929
CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	102,100	15,186,354
Keurig Dr. Pepper, Inc.	916,900	28,121,323
The Coca-Cola Co.	565,200	34,578,936
		77,886,613
Consumer Staples Distribution & Retail - 1.7%
Performance Food Group Co. (b)	132,400	9,882,336
Sysco Corp.	288,100	23,387,958
Target Corp.	92,300	16,356,483
U.S. Foods Holding Corp. (b)	165,700	8,942,829
Walmart, Inc.	295,400	17,774,218
		76,343,824
Household Products - 0.0%
Procter & Gamble Co.	2,400	389,400
Personal Care Products - 1.6%
Estee Lauder Companies, Inc. Class A	76,100	11,730,815
Haleon PLC ADR (c)	3,508,900	29,790,561
Kenvue, Inc.	1,363,413	29,258,843
		70,780,219
Tobacco - 0.4%
Altria Group, Inc.	385,000	16,793,700
Philip Morris International, Inc.	37,300	3,417,426
		20,211,126
TOTAL CONSUMER STAPLES		245,611,182
ENERGY - 9.7%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	60,300	5,547,600
Oil, Gas & Consumable Fuels - 9.6%
Cameco Corp.	21,500	931,380
Exxon Mobil Corp.	2,488,600	289,274,864
Galp Energia SGPS SA Class B	20,400	337,386
Imperial Oil Ltd.	829,100	57,189,231
Kosmos Energy Ltd. (b)	2,999,501	17,877,026
MEG Energy Corp. (b)	910,800	20,912,425
Pioneer Natural Resources Co.	47,800	12,547,500
Shell PLC ADR	611,000	40,961,440
		440,031,252
TOTAL ENERGY		445,578,852
FINANCIALS - 17.4%
Banks - 12.0%
Bank of America Corp.	3,284,815	124,560,185
JPMorgan Chase & Co.	286,300	57,345,890
M&T Bank Corp.	113,700	16,536,528
PNC Financial Services Group, Inc.	295,816	47,803,866
U.S. Bancorp	803,542	35,918,327
Wells Fargo & Co.	4,583,350	265,650,966
		547,815,762
Capital Markets - 2.1%
3i Group PLC	56,200	1,992,233
Charles Schwab Corp.	41,200	2,980,408
CME Group, Inc.	5,100	1,097,979
KKR & Co. LP	367,085	36,921,409
Moody's Corp.	4,500	1,768,635
Morgan Stanley	133,600	12,579,776
Northern Trust Corp.	394,695	35,096,279
Raymond James Financial, Inc.	36,050	4,629,541
		97,066,260
Financial Services - 3.0%
Edenred SA	242,100	12,923,227
Fidelity National Information Services, Inc.	158,400	11,750,112
Global Payments, Inc.	30,700	4,103,362
MasterCard, Inc. Class A	38,600	18,588,602
PayPal Holdings, Inc. (b)	94,700	6,343,953
Visa, Inc. Class A	297,400	82,998,392
		136,707,648
Insurance - 0.3%
Arthur J. Gallagher & Co.	5,400	1,350,216
Chubb Ltd.	40,200	10,417,026
		11,767,242
TOTAL FINANCIALS		793,356,912
HEALTH CARE - 12.3%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	43,000	6,426,350
Argenx SE ADR (b)	6,600	2,598,552
Insmed, Inc. (b)	173,179	4,698,346
Vaxcyte, Inc. (b)	110,900	7,575,579
Verve Therapeutics, Inc. (b)(c)	66,900	888,432
		22,187,259
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	27,700	3,148,382
Becton, Dickinson & Co.	40,600	10,046,470
Boston Scientific Corp. (b)	1,013,851	69,438,655
Galderma Group AG	65,500	4,604,078
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	183,551	3,671,020
		90,908,605
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	240,700	26,934,330
Centene Corp. (b)	34,000	2,668,320
Cigna Group	170,900	62,069,171
CVS Health Corp.	226,400	18,057,664
Guardant Health, Inc. (b)	80,400	1,658,652
Humana, Inc.	51,300	17,786,736
McKesson Corp.	82,980	44,547,813
UnitedHealth Group, Inc.	153,300	75,837,510
		249,560,196
Life Sciences Tools & Services - 0.4%
Danaher Corp.	71,400	17,830,008
Thermo Fisher Scientific, Inc.	3,500	2,034,235
		19,864,243
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	928,400	50,347,132
Eli Lilly & Co.	50,520	39,302,539
GSK PLC sponsored ADR	753,100	32,285,397
Johnson & Johnson	186,857	29,558,909
Sanofi SA sponsored ADR	46,200	2,245,320
UCB SA	192,800	23,804,283
		177,543,580
TOTAL HEALTH CARE		560,063,883
INDUSTRIALS - 15.6%
Aerospace & Defense - 4.0%
Airbus Group NV	133,400	24,585,235
Bombardier, Inc. Class B (sub. vtg.) (b)	130,900	5,619,664
General Dynamics Corp.	49,300	13,926,757
Huntington Ingalls Industries, Inc.	35,000	10,201,450
Rolls-Royce Holdings PLC (b)	492,100	2,647,049
Safran SA	29,100	6,592,770
Spirit AeroSystems Holdings, Inc. Class A (b)	304,800	10,994,136
Textron, Inc.	42,000	4,029,060
The Boeing Co. (b)	545,400	105,256,746
		183,852,867
Air Freight & Logistics - 1.6%
FedEx Corp.	78,400	22,715,616
United Parcel Service, Inc. Class B	329,200	48,928,996
		71,644,612
Building Products - 0.1%
Johnson Controls International PLC	52,400	3,422,768
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	307,100	5,764,267
GFL Environmental, Inc.	99,400	3,427,814
Veralto Corp.	25,833	2,290,354
		11,482,435
Electrical Equipment - 1.6%
Acuity Brands, Inc.	36,000	9,674,280
Hubbell, Inc. Class B	40,318	16,733,986
Regal Rexnord Corp.	71,300	12,841,130
Vertiv Holdings Co.	426,900	34,864,923
		74,114,319
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	282,900	15,565,158
Industrial Conglomerates - 6.4%
3M Co.	33,900	3,595,773
General Electric Co.	1,640,059	287,879,556
		291,475,329
Machinery - 0.9%
Chart Industries, Inc. (b)	42,600	7,017,072
Cummins, Inc.	24,400	7,189,460
Fortive Corp.	112,100	9,642,842
Nordson Corp.	6,800	1,866,872
Otis Worldwide Corp.	71,750	7,122,623
Stanley Black & Decker, Inc.	34,900	3,417,757
Westinghouse Air Brake Tech Co.	31,002	4,516,371
		40,772,997
Passenger Airlines - 0.1%
Copa Holdings SA Class A	13,500	1,406,160
Ryanair Holdings PLC sponsored ADR	34,400	5,008,296
		6,414,456
Professional Services - 0.1%
Equifax, Inc.	15,900	4,253,568
Paycom Software, Inc.	10,600	2,109,506
		6,363,074
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares)	149,599	2,227,958
Watsco, Inc.	7,800	3,369,366
		5,597,324
TOTAL INDUSTRIALS		710,705,339
INFORMATION TECHNOLOGY - 20.8%
IT Services - 0.3%
EPAM Systems, Inc. (b)	9,300	2,568,288
IBM Corp.	43,000	8,211,280
Snowflake, Inc. (b)	3,300	533,280
Twilio, Inc. Class A (b)	80,000	4,892,000
		16,204,848
Semiconductors & Semiconductor Equipment - 6.1%
Analog Devices, Inc.	46,200	9,137,898
Applied Materials, Inc.	88,000	18,148,240
BE Semiconductor Industries NV	600	91,887
Broadcom, Inc.	16,300	21,604,183
Lam Research Corp.	15,700	15,253,649
Marvell Technology, Inc.	495,504	35,121,324
NVIDIA Corp.	155,700	140,684,292
Qualcomm, Inc.	87,390	14,795,127
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	129,900	17,672,895
Teradyne, Inc.	39,400	4,445,502
		276,954,997
Software - 11.9%
Adobe, Inc. (b)	72,200	36,432,120
Autodesk, Inc. (b)	46,100	12,005,362
DoubleVerify Holdings, Inc. (b)	64,200	2,257,272
Elastic NV (b)	93,300	9,352,392
Intuit, Inc.	23,100	15,015,000
Microsoft Corp.	852,300	358,579,657
Oracle Corp.	320,100	40,207,761
PTC, Inc. (b)	37,900	7,160,826
Sage Group PLC	239,900	3,830,894
Salesforce, Inc.	17,700	5,330,886
SAP SE sponsored ADR (c)	253,300	49,401,099
Workday, Inc. Class A (b)	12,900	3,518,475
		543,091,744
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	634,100	108,735,468
Samsung Electronics Co. Ltd.	84,220	5,154,858
		113,890,326
TOTAL INFORMATION TECHNOLOGY		950,141,915
MATERIALS - 2.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	28,300	6,856,241
DuPont de Nemours, Inc.	128,300	9,836,761
Sherwin-Williams Co.	7,400	2,570,242
		19,263,244
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	2,901,900	31,193,550
Freeport-McMoRan, Inc.	738,379	34,718,581
Ivanhoe Mines Ltd. (b)	1,071,700	12,786,026
		78,698,157
TOTAL MATERIALS		97,961,401
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	56,700	11,203,353
Crown Castle, Inc.	158,400	16,763,472
Equinix, Inc.	1,400	1,155,462
Simon Property Group, Inc.	88,000	13,771,120
		42,893,407
UTILITIES - 0.9%
Electric Utilities - 0.9%
Duke Energy Corp.	18,200	1,760,122
Entergy Corp.	32,200	3,402,896
Southern Co.	489,300	35,102,382
		40,265,400
Multi-Utilities - 0.0%
Sempra	18,600	1,336,038
TOTAL UTILITIES		41,601,438
TOTAL COMMON STOCKS (Cost $2,454,446,180)		4,508,938,660

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b) (Cost $4,039,381)	366,900	9,774,216

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	40,828,268	40,836,434
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	70,866,444	70,873,531
TOTAL MONEY MARKET FUNDS (Cost $111,709,965)		111,709,965

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,570,195,526)	4,630,422,841
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(63,390,851)
NET ASSETS - 100.0%	4,567,031,990

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,093,782 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $256,464 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	69,621,984	135,218,567	164,004,116	1,663,722	-	(1)	40,836,434	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	38,411,956	213,066,162	180,604,587	78,793	-	-	70,873,531	0.2%
Total	108,033,940	348,284,729	344,608,703	1,742,515	-	(1)	111,709,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	458,256,402	429,748,770	28,507,632	-
Consumer Discretionary	162,767,929	162,767,929	-	-
Consumer Staples	245,611,182	245,611,182	-	-
Energy	445,578,852	445,241,466	337,386	-
Financials	793,356,912	793,356,912	-	-
Health Care	560,063,883	560,063,883	-	-
Industrials	720,479,555	717,832,506	2,647,049	-
Information Technology	950,141,915	950,141,915	-	-
Materials	97,961,401	97,961,401	-	-
Real Estate	42,893,407	42,893,407	-	-
Utilities	41,601,438	41,601,438	-	-

Money Market Funds	111,709,965	111,709,965	-	-
Total Investments in Securities:	4,630,422,841	4,598,930,774	31,492,067	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,791,756) - See accompanying schedule:
Unaffiliated issuers (cost $2,458,485,561)	$4,518,712,876
Fidelity Central Funds (cost $111,709,965)	111,709,965

Total Investment in Securities (cost $2,570,195,526)		$4,630,422,841
Cash		1,277,445
Foreign currency held at value (cost $380)		380
Receivable for investments sold		11,102,798
Receivable for fund shares sold		110,343
Dividends receivable		4,461,153
Distributions receivable from Fidelity Central Funds		300,022
Prepaid expenses		1,969
Other receivables		321,536
Total assets		4,647,998,487
Liabilities
Payable for investments purchased	$6,385,326
Payable for fund shares redeemed	1,354,931
Accrued management fee	1,968,262
Distribution and service plan fees payable	149,831
Other payables and accrued expenses	225,747
Collateral on securities loaned	70,882,400
Total liabilities		80,966,497
Net Assets		$4,567,031,990
Net Assets consist of:
Paid in capital		$2,331,407,966
Total accumulated earnings (loss)		2,235,624,024
Net Assets		$4,567,031,990

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value, offering price and redemption price per share ($3,804,314,546 ÷ 165,088,293 shares)		$23.04
Class A :
Net Asset Value and redemption price per share ($709,610,012 ÷ 32,428,281 shares)(a)		$21.88
Maximum offering price per share (100/94.25 of $21.88)		$23.21
Class M :
Net Asset Value and redemption price per share ($4,560,587 ÷ 216,761 shares)(a)		$21.04
Maximum offering price per share (100/96.50 of $21.04)		$21.80
Class C :
Net Asset Value and offering price per share ($4,238,517 ÷ 212,731 shares)(a)		$19.92
Class I :
Net Asset Value, offering price and redemption price per share ($44,308,328 ÷ 1,913,473 shares)		$23.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Dividends		$33,792,287
Income from Fidelity Central Funds (including $78,793 from security lending)		1,742,515
Total income		35,534,802
Expenses
Management fee	$10,721,205
Transfer agent fees	888,874
Distribution and service plan fees	819,844
Accounting fees	392,164
Custodian fees and expenses	171,831
Independent trustees' fees and expenses	10,036
Registration fees	36,032
Audit	37,814
Legal	4,990
Miscellaneous	9,255
Total expenses before reductions	13,092,045
Expense reductions	(1,007,517)
Total expenses after reductions		12,084,528
Net Investment income (loss)		23,450,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	192,844,930
Foreign currency transactions	(14,455)
Total net realized gain (loss)		192,830,475
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	660,452,536
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	12,196
Total change in net unrealized appreciation (depreciation)		660,464,731
Net gain (loss)		853,295,206
Net increase (decrease) in net assets resulting from operations		$876,745,480
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,450,274	$49,088,816
Net realized gain (loss)	192,830,475	118,943,352
Change in net unrealized appreciation (depreciation)	660,464,731	681,692,186
Net increase (decrease) in net assets resulting from operations	876,745,480	849,724,354
Distributions to shareholders	(174,267,452)	(187,739,920)

Share transactions - net increase (decrease)	49,845,178	(10,409,694)
Total increase (decrease) in net assets	752,323,206	651,574,740

Net Assets
Beginning of period	3,814,708,784	3,163,134,044
End of period	$4,567,031,990	$3,814,708,784

Financial Highlights
Fidelity Advisor® Capital Development Fund Class O

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$16.18	$19.65	$14.71	$15.41	$17.96
Income from Investment Operations
Net investment income (loss) A,B	.12	.26	.25	.37 C	.29	.31
Net realized and unrealized gain (loss)	4.32	4.04	(2.60)	5.32	.21	(.79) D
Total from investment operations	4.44	4.30	(2.35)	5.69	.50	(.48)
Distributions from net investment income	(.26)	(.26)	(.38)	(.28)	(.31)	(.28)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)	(1.80)
Total distributions	(.90)	(.98) E	(1.12) E	(.75)	(1.20) E	(2.07) E
Net asset value, end of period	$23.04	$19.50	$16.18	$19.65	$14.71	$15.41
Total Return F,G	23.39%	27.44%	(12.87)%	39.61%	2.62%	(1.43)% D,H
Ratios to Average Net Assets A,I,J
Expenses before reductions	.59% K	.68%	.68%	.70%	.72%	.70%
Expenses net of fee waivers, if any	.54 % K	.55%	.56%	.56%	.57%	.58%
Expenses net of all reductions	.54% K	.55%	.56%	.56%	.57%	.57%
Net investment income (loss)	1.19% K	1.37%	1.31%	2.03% C	1.95%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,804,315	$3,183,538	$2,660,011	$3,567,329	$2,663,852	$2,611,342
Portfolio turnover rate L	20 % K	12%	11%	16%	26%	38%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.53)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class A

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.54	$15.42	$18.78	$14.09	$14.80	$17.34
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.19	.31 C	.24	.26
Net realized and unrealized gain (loss)	4.10	3.86	(2.49)	5.09	.20	(.77) D
Total from investment operations	4.19	4.05	(2.30)	5.40	.44	(.51)
Distributions from net investment income	(.21)	(.21)	(.33)	(.24)	(.27)	(.23)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)	(1.80)
Total distributions	(.85)	(.93) E	(1.06)	(.71)	(1.15)	(2.03)
Net asset value, end of period	$21.88	$18.54	$15.42	$18.78	$14.09	$14.80
Total Return F,G,H	23.19%	27.10%	(13.15)%	39.21%	2.37%	(1.76)% D,I
Ratios to Average Net Assets B,J,K
Expenses before reductions	.88% L	.96%	.96%	.97%	1.00%	1.00%
Expenses net of fee waivers, if any	.83 % L	.84%	.85%	.85%	.86%	.87%
Expenses net of all reductions	.83% L	.84%	.85%	.85%	.86%	.86%
Net investment income (loss)	.90% L	1.08%	1.01%	1.74% C	1.66%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$709,610	$584,349	$467,810	$552,638	$425,890	$433,610
Portfolio turnover rate M	20 % L	12%	11%	16%	26%	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.86)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

ITotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class M

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.82	$14.85	$18.12	$13.61	$14.34	$16.85
Income from Investment Operations
Net investment income (loss) A,B	.05	.11	.10	.21 C	.16	.18
Net realized and unrealized gain (loss)	3.94	3.71	(2.39)	4.93	.18	(.75) D
Total from investment operations	3.99	3.82	(2.29)	5.14	.34	(.57)
Distributions from net investment income	(.13)	(.14)	(.24)	(.17)	(.19)	(.14)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)	(1.80)
Total distributions	(.77)	(.85)	(.98) E	(.63) E	(1.07)	(1.94)
Net asset value, end of period	$21.04	$17.82	$14.85	$18.12	$13.61	$14.34
Total Return F,G,H	22.96%	26.51%	(13.54)%	38.61%	1.76%	(2.27)% D
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.26% K	1.31%	1.32%	1.33%	1.37%	1.40%
Expenses net of fee waivers, if any	1.25 % K	1.30%	1.32%	1.33%	1.37%	1.40%
Expenses net of all reductions	1.24% K	1.29%	1.32%	1.33%	1.36%	1.40%
Net investment income (loss)	.49% K	.64%	.54%	1.25% C	1.16%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$4,561	$3,965	$3,152	$3,476	$2,468	$3,294
Portfolio turnover rate L	20 % K	12%	11%	16%	26%	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.37)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class C

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.87	$14.10	$17.28	$12.99	$13.73	$16.23
Income from Investment Operations
Net investment income (loss) A,B	- C	.02	.01	.13 D	.09	.11
Net realized and unrealized gain (loss)	3.74	3.53	(2.27)	4.70	.19	(.73) E
Total from investment operations	3.74	3.55	(2.26)	4.83	.28	(.62)
Distributions from net investment income	(.05)	(.06)	(.19)	(.07)	(.14)	(.09)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)	(1.80)
Total distributions	(.69)	(.78) F	(.92)	(.54)	(1.02)	(1.88) F
Net asset value, end of period	$19.92	$16.87	$14.10	$17.28	$12.99	$13.73
Total Return G,H,I	22.68%	25.89%	(13.95)%	37.89%	1.39%	(2.72)% E
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.75% L	1.78%	1.78%	1.80%	1.83%	1.83%
Expenses net of fee waivers, if any	1.73 % L	1.77%	1.78%	1.80%	1.83%	1.83%
Expenses net of all reductions	1.73% L	1.77%	1.78%	1.80%	1.82%	1.82%
Net investment income (loss)	-% L,M	.15%	.08%	.79% D	.70%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,239	$3,662	$2,807	$2,607	$1,956	$3,247
Portfolio turnover rate N	20 % L	12%	11%	16%	26%	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.

ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.82)%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ITotal returns do not include the effect of the contingent deferred sales charge.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.

MAmount represents less than .005%.

NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class I

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.58	$16.24	$19.73	$14.77	$15.46	$18.03
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.22	.35 C	.27	.29
Net realized and unrealized gain (loss)	4.34	4.06	(2.62)	5.34	.22	(.81) D
Total from investment operations	4.45	4.29	(2.40)	5.69	.49	(.52)
Distributions from net investment income	(.23)	(.23)	(.36)	(.26)	(.29)	(.26)
Distributions from net realized gain	(.64)	(.71)	(.73)	(.47)	(.88)	(1.80)
Total distributions	(.87)	(.95) E	(1.09)	(.73)	(1.18) E	(2.05) E
Net asset value, end of period	$23.16	$19.58	$16.24	$19.73	$14.77	$15.46
Total Return F,G	23.32%	27.23%	(13.03)%	39.40%	2.54%	(1.68)% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.72%	.72%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.71 % J	.72%	.72%	.71%	.72%	.73%
Expenses net of all reductions	.71% J	.72%	.72%	.71%	.71%	.73%
Net investment income (loss)	1.03% J	1.21%	1.15%	1.87% C	1.81%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$44,308	$39,194	$29,353	$39,639	$11,438	$12,138
Portfolio turnover rate K	20 % J	12%	11%	16%	26%	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.78)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$16,119

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,138,415,718
Gross unrealized depreciation	(82,411,597)
Net unrealized appreciation (depreciation)	$2,056,004,121
Tax cost	$2,574,418,720

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	395,487,634	466,565,428
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class O	.52
Class A	.56
Class M	.72
Class C	.72
Class I	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class O	.52
Class A	.56
Class M	.68
Class C	.68
Class I	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	790,473	5,452
Class M	.25%	.25%	10,414	-
Class C	.75%	.25%	18,957	2,403
			819,844	7,855

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	24,814
Class M	382
Class CA	20
25,216

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class O	0.0000
Class A	0.0400
Class M	0.2000
Class C	0.2000
Class I	0.1624

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to account size and type of account of the shareholders of the respective classes of the Fund. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class O	643,415.05
Class A	210,369.08
Class M	3,682.22
Class C	3,066.20
Class I	28,342.16
	888,874

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	0.0231

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month.

For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Capital Development Fund	4,965

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Capital Development Fund	30,500,108	22,887,223	6,883,988
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Capital Development Fund	5,309
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Capital Development Fund	8,738	58	-
8. Expense Reductions.
Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver ($)
Class O	.00%	642,599
Class A	.04%	106,686

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Class M	46

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $258,186.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Advisor Capital Development Fund
Distributions to shareholders
Class O	$145,631,990	$157,550,598
Class A	26,586,230	28,132,043
Class M	167,447	178,543
Class C	140,619	155,227
Class I	1,741,166	1,723,509
Total	$ 174,267,452	$ 187,739,920
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2024	Year ended September 30, 2023	Six months ended March 31, 2024	Year ended September 30, 2023
Fidelity Advisor Capital Development Fund
Class O
Shares sold	724,987	1,394,169	$14,772,212	$26,041,932
Reinvestment of distributions	6,888,734	8,928,558	140,116,913	152,142,622
Shares redeemed	(5,776,740)	(11,499,950)	(119,878,516)	(211,065,655)
Net increase (decrease)	1,836,981	(1,177,223)	$35,010,609	$(32,881,101)
Class A
Shares sold	657,516	1,510,371	$12,903,389	$26,993,379
Reinvestment of distributions	1,365,110	1,722,233	26,401,207	27,951,846
Shares redeemed	(1,117,968)	(2,050,894)	(22,102,569)	(36,458,279)
Net increase (decrease)	904,658	1,181,710	$17,202,027	$18,486,946
Class M
Shares sold	10,248	18,498	$190,005	$324,912
Reinvestment of distributions	8,998	11,401	167,446	178,543
Shares redeemed	(25,018)	(19,700)	(470,147)	(341,738)
Net increase (decrease)	(5,772)	10,199	$(112,696)	$161,717
Class C
Shares sold	24,804	78,989	$454,540	$1,294,892
Reinvestment of distributions	7,642	10,125	134,884	150,667
Shares redeemed	(36,754)	(71,176)	(656,441)	(1,166,413)
Net increase (decrease)	(4,308)	17,938	$(67,017)	$279,146
Class I
Shares sold	182,004	508,367	$3,808,908	$9,591,290
Reinvestment of distributions	77,648	89,390	1,587,895	1,531,242
Shares redeemed	(348,064)	(403,840)	(7,584,548)	(7,578,934)
Net increase (decrease)	(88,412)	193,917	$(2,187,745)	$3,543,598
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024
Fidelity Advisor® Capital Development Fund
Class O	.54%
Actual		$ 1,000	$ 1,233.90	$ 3.02
Hypothetical-B		$ 1,000	$ 1,022.30	$ 2.73
Class A	.83%
Actual		$ 1,000	$ 1,231.90	$ 4.63
Hypothetical-B		$ 1,000	$ 1,020.85	$ 4.19
Class M **	1.25%
Actual		$ 1,000	$ 1,229.60	$ 6.97
Hypothetical-B		$ 1,000	$ 1,018.75	$ 6.31
Class C	1.73%
Actual		$ 1,000	$ 1,226.80	$ 9.63
Hypothetical-B		$ 1,000	$ 1,016.35	$ 8.72
Class I	.71%
Actual		$ 1,000	$ 1,233.20	$ 3.96
Hypothetical-B		$ 1,000	$ 1,021.45	$ 3.59

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Capital Development Fund
Class M	1.18%
Actual		$ 6.58
Hypothetical- B		$ 5.96

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Capital Development Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814759.118
ADESII-SANN-0524

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024